Income Taxes (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the company's unrecognized tax benefits
Gross tax contingencies at the beginning of the period	$ 15,656,000	$ 22,310,000	$ 22,735,000
Acquired contingencies - Regency Management Company			915,000
Reductions for tax positions taken in prior periods due primarily to statute expiration	(2,516,000)	(2,706,000)	(2,972,000)
Additions for existing tax positions taken	750,000	3,064,000	1,632,000
Reductions for tax positions taken in prior periods due to change in estimate		(7,012,000)
Gross tax contingencies at the end of the period	13,890,000	15,656,000	22,310,000
Income tax benefits recognized based on new information discovered		7,000,000
Unrecognized tax benefits, if fully recognized, would affect effective income tax rate	13,900,000	15,600,000
Accrued interest related to income taxes	1,500,000	1,300,000
Interest recognized	$ 500,000	$ 400,000	$ 400,000